DEFERRED REVENUE - Disclosure of changes in deferred revenue (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 24, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Income [Line Items]
Beginning balance		$ 43,991
Finance expense		5,172	$ 4,154
Ending balance		52,758	43,991
Osisko Gold Royalties Ltd [Member]
Disclosure Of Deferred Income [Line Items]
Beginning balance		43,991	43,274
Deferred revenue deposit (amendment to silver stream)	$ 8,510	8,510
Finance expense		5,172	4,154
Amortization of deferred revenue		(4,915)	(3,437)
Ending balance		$ 52,758	$ 43,991